File No.  33-34411
                                                        File No. 811-06096
              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                                ON APRIL 29, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       POST-EFFECTIVE AMENDMENT NO. 8 [x]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 11 [x]

                               ------------------

                                 THE TORRAY FUND
               (Exact Name of Registrant as Specified in Charter)

                 6610 Rockledge Drive, Bethesda, Maryland 20817
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (301)493-4600

                            William M Lane, President
                                 The Torray Fund
                 6610 Rockledge Drive, Bethesda, Maryland 20817
                     (Name and Address of Agent for Service)

                          Copies of communications to:

                           John H. Grady, Jr., Esquire
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)

    X   Immediately  upon filing pursuant to paragraph (b), or
        On                 pursuant to paragraph (b), or
        60 days after filing pursuant to paragraph (a), or On [date] pursuant to paragraph (a) of Rule 485.

                                 THE TORRAY FUND

                              CROSS REFERENCE SHEET


N-1A ITEM NUMBER                                                 LOCATION
=================                                                ========
PART A

Item 1.        Cover Page                                        Cover Page
Item 2.        Synopsis                                          Schedule of Fees
Item 3.        Condensed Financial Information                   Financial Highlights
Item 4.        General Description of Registrant                 Organization and Capitalization of the
                                                                 Fund; Investment Objective, Policies, and
                                                                 Risk Factors
Item 5.        Management of the Fund                            Management of the Fund
Item 5A.       Management's Discussion of Fund                   **
               Performance
Item 6.        Capital Stock and Other Securities                Organization and Capitalization of the
                                                                 Fund; Federal Income Taxes;
                                                                 Distributions
Item 7.        Purchase of Securities Being Offered              How to Buy Shares; How Net Asset
                                                                 Value Is Determined
Item 8.        Redemption or Repurchase                          How to Redeem
Item 9.        Pending Legal Proceedings                         *

PART B
Item 10.       Cover Page                                        Cover Page
Item 11.       Table of Contents                                 Table of Contents
Item 12.       General Information and History                   *
Item 13.       Investment Objective and Policies                 Investment Objectives and Policies;
                                                                 Miscellaneous Investment Practices; Note
                                                                 on Shareholder Approval; Investment
                                                                 Restrictions
Item 14.       Management of the Fund                            Management of the Fund



                                        i




Item 15.       Control Persons and Principal Holders             Management of the Fund
               of Securities
Item 16.       Investment Advisory and Other                     Management of the Fund; Other Services
               Services
Item 17.       Brokerage Allocation                              Portfolio Transactions
Item 18.       Capital Stock and Other Securities                Organization and Capitalization of the
                                                                 Fund; Shareholder Liability; Distributions
Item 19.       Purchase, Redemption, and Pricing of              How Net Asset Value is Determined;
               Securities Being Offered                          How to Redeem
Item 20.       Tax Status                                        Taxes
Item 21.       Underwriters                                      *
Item 22.       Calculation of Performance Data                   Calculation of Return; Performance
                                                                 Comparisons
Item 23.       Financial Statements                              Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement


* Not Applicable

** Information required under Item 5A is contained in the Fund's Annual Reports to Shareholders.

                                THE TORRAY FUND

     The Torray Fund (the "Fund") is a no load, open-end, diversified management investment company. The Torray Corporation (the "Manager") serves as the Fund's investment manager.

     This Prospectus concisely describes the information which investors should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information dated April 30, 1998 (the "Statement") is available free of charge by writing to The Torray Corporation, 6610 Rockledge Drive, Bethesda, Maryland 20817, or by telephoning toll free at 1-(800)-443-3036. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

                 The Date of this Prospectus is April 30, 1998

                               SCHEDULE OF FEES

     The expenses of the Fund are set forth in the following table, the form of which is prescribed by federal securities laws and regulations.


SHAREHOLDER TRANSACTION EXPENSES

     There are no shareholder transaction expenses such as sales loads, 12b-1, or exchange fees.


ANNUAL FUND OPERATING EXPENSES
(As a percentage of average net assets)


 Management Fees                      1.00%
 Other Expenses (1)(2)                 .09%
                                      ----
 Total Operating Expenses (3)         1.09%
                                      ====


----------

(1) These amounts have been restated to reflect anticipated expense levels as of March 31, 1998.


(2) Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire redemption fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee.

(3) If you purchase Fund shares through a discount brokerage firm or other financial institution, there may be fees or commissions charged by them for shareholder transactions.

     The purpose of this table is to assist prospective shareholders in understanding the various costs and expenses of the Fund that reduce the amount of income available for distribution to shareholders.



                                          1 Year     3 Years     5 Years     10 Years
                                         --------   ---------   ---------   ---------
EXAMPLE:
You would pay the following expenses
 on a $1,000 investment assuming (1)
 5% annual return, and (2) redemption
 at the end of each time period:         $11        $35         $60         $133


NOTE: The figures shown in the examples are entirely hypothetical. They are not representations of past or future performance or expenses; actual performance and/or expenses may be more or less than shown.

                             FINANCIAL HIGHLIGHTS


     The table below sets forth certain financial information with respect to the per-share data and ratios for The Torray Fund for the periods indicated, which have been derived from financial statements audited by the Fund's, independent certified public accountants, whose report thereon is incorporated by reference into the Statement of Additional Information. The financial highlights for the year ended December 31, 1997 were audited by Briggs, Bunting & Dougherty, LLP and the financial highlights for the periods ended prior to 1997 were audited by Johnson & Lambert & Co.




                                                     Year          Year         Year         Year
                                                    ended         ended         ended        ended
                                                   12/31/97      12/31/96     12/31/95     12/31/94
PER SHARE DATA ($)                              ------------- ------------- ------------ ------------
Net Asset Value,
 Beginning of Period ..........................   $ 25.220      $ 20.110      $ 13.755    $  14.273
Income From Investment Operations
---------------------------------
Net Investment Income .........................      0.130         0.186         0.215        0.213
Net Gains on Securities
 (both realized and unrealized) ...............      9.206         5.642         6.674        0.130
                                                  --------      --------      --------    ---------
   Total from
   Investment Operations ......................      9.336         5.828         6.889        0.343
Less Distributions
------------------
Dividends
 (from Net Investment Income) .................     (0.130)       (0.187)       (0.214)      (0.213)
Distributions (from Capital Gains) ............     (0.576)       (0.531)       (0.320)      (0.648)
                                                  --------      --------      --------    ---------
   Total Distributions ........................     (0.706)       (0.718)       (0.534)      (0.861)
                                                  --------      --------      --------    ---------
Net Asset Value, End of Period ................   $ 33.850      $ 25.220      $ 20.110    $  13.755
TOTAL RETURN(3)................................      37.12%        29.09%        50.41%        2.41%
RATIOS/SUPPLEMENTAL DATA ......................
Net Assets, End of Period
 (000's omitted) ..............................  $ 608,537     $ 116,593     $  50,744    $  23,362
Ratio of Expenses to Average Net Assets .......       1.13%         1.25%         1.25%        1.25%
Ratio of Net Income to Average Net Assets .....       0.47%         0.87%         1.31%        1.51%
Portfolio Turnover Rate .......................      11.72%        20.95%        22.56%       36.63%
Average Actual Commissions
 Paid Per share(4).............................  $  0.0737     $  0.0871     $  0.0813       n/a



                                                    Year         Year          Year           Year
                                                    ended        ended        ended          ended
                                                  12/31/93     12/31/92      12/31/91      12/31/90(1)
PER SHARE DATA ($)                              ------------ ------------ ------------- ---------------
Net Asset Value,
 Beginning of Period ..........................  $  13.743    $  11.514     $   9.999     $ 10.000
Income From Investment Operations
---------------------------------
Net Investment Income .........................      0.122        0.180         0.232        0.005
Net Gains on Securities
 (both realized and unrealized) ...............      0.745        2.229         1.728        0.000
                                                 ---------    ---------     ---------     --------
   Total from
   Investment Operations ......................      0.867        2.409         1.960        0.005
Less Distributions
------------------
Dividends
 (from Net Investment Income) .................     (0.122)      (0.180)       (0.233)      (0.006)
                                                 ---------    ---------     ---------     --------
Distributions (from Capital Gains) ............     (0.215)      0.0000        (0.212)      0.0000
                                                 ---------    ----------    ---------     --------
   Total Distributions ........................     (0.337)      (0.180)       (0.445)      (0.006)
                                                 ---------    ----------    ---------     --------
Net Asset Value, End of Period ................  $  14.273    $  13.743     $  11.514     $  9.999
TOTAL RETURN(3) ...............................       6.37%       21.04%        19.98%       (0.03%)
RATIOS/SUPPLEMENTAL DATA ......................
Net Assets, End of Period
 (000's omitted) ..............................  $  19,666    $  10,298     $   4,423   $   200
Ratio of Expenses to Average Net Assets .......       1.25%        1.25%         1.25%     0.82%(1)
Ratio of Net Income to Average Net Assets .....       0.94%        1.54%         2.43%     2.15%(1)
Portfolio Turnover Rate .......................      29.09%       37.09%        21.17%      n/a (2)
Average Actual Commissions
 Paid Per share(4) ............................     n/a          n/a          n/a            n/a


----------
(1) Annualized. The Fund commenced operations on December 18, 1990.

(2) Not applicable.

(3) Past performance is not predictive of future performance.

(4) Does not include spreads on shares traded on a principal basis.

                INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS


     The Fund's objective is to earn 15% per year compounded, measured over long periods (10 years or more) and to defer shareholder tax liability on appreciated assets so that earnings can be generated on money which otherwise would be paid in taxes. In order to accomplish these goals, management intends to hold stocks for the long term, as opposed to actively buying and selling. An added benefit of the buy-and-hold approach is that brokerage commissions will be contained. There can be no assurance that the Fund's objective will be achieved.



The Manager's Investment Philosophy and Approach to Selecting Common Stocks


     The Torray Corporation's investment philosophy is simple. Ordinarily, 90% or more of the Fund's assets will be committed to common stocks. Any balance will be held in U.S. Treasury bills or Treasury notes. No effort is made to forecast the stock market. Businesses in which the Fund invests must have favorable economic characteristics, generally including rising sales and earnings, a strong competitive position, capable management and a balance sheet appropriate to the nature of the enterprise. Central to the philosophy is the fact that value derives from the business, not from the stock. Accordingly, the Fund's management focuses on business fundamentals, as opposed to stock market dynamics, the idea being that if a business performs, the stock will take care of itself.

     The Manager's stock selection process is also simple: management will buy, at a fair price, stock in the best companies it can identify and keep them indefinitely. Portfolio investments may include small, medium or large capitalization companies. The latter have predominated in recent years because management believes they have represented the best available values. However, that could change if the prices of high quality, small or medium-size company stocks drop significantly.



     Generally speaking, there is widespread agreement among investors about which companies enjoy the brightest economic outlook. Unfortunately for prospective buyers, the shares of these businesses usually trade at a premium. Sometimes they become so over-priced that an investor's potential return will be almost certainly diminished, or a major loss will occur in the event corporate performance deteriorates. It is important, therefore, when buying stocks to carefully assess the prices at which they are offered so that the advantage gained from owning a top-flight company is not lost to a miscalculation of its value. Management's policy in this regard is to focus its research on those quality businesses which, for any number of reasons, have fallen from favor with investors. Typically, stocks of the companies selected for evaluation will have already dropped in price -- often as much as 25% - 50% -- in response to a perceived reversal in corporate fortunes. The research effort's objective is to determine whether prevailing negative investor sentiment is based on a sound assessment of long- term prospects, or is related more to temporary factors which have little or no bearing on the enterprises's fundamental economic value. Although the picture is seldom black and white, management finds that in many instances popular "expert" opinion is misguided and overly pessimistic. It is in this circumstance, when both the fundamentals and price are right, that the Fund will invest.

     There are also conditions under which stocks may be sold. If management identifies a compelling investment opportunity, but the Fund has no cash reserves, stocks with the least promising prospects relative to all other portfolio holdings will be sold to raise the purchase price. Shares also will be sold in any business which is materially deteriorating. Finally, in order to maintain reasonable diversification, a stock or industry grouping of stocks may be partially sold if, as a result of appreciation, either has become too large a percentage of the Fund's assets. Generally speaking, and consistent with its status as a diversified investment company, the Fund may hold up to 7% or 8% of its assets in a single stock and may invest up to 25% in one industry group.

Risk Factors Associated With Investing In Common Stocks


     Three types of risk attach to investments in common stocks -- "business risk," "systemic risk," and "market risk." The Fund's management, the Torray Corporation, believes that long-term investors should be concerned only with business risk. Business risk is the chance that something permanent goes wrong with a company. When it does, shareholders lose money. The causes vary, but often include intensifying competition, declining market share, contracting profit margins, rising financial leverage, product obsolescence and weak management. In such circumstances, the degree of risk to the investor is directly related to the magnitude of business deterioration. While temporary reversals are of little concern, serious problems sometimes lead to bankruptcy. Most cases fall in-between. Mutual funds are subject to the same principle. Their relative riskiness is a function of the economic profile of the companies they own. In management's opinion, funds holding the stocks of important high-quality businesses for long-term investment should entail little risk of permanent loss except for those shareholders who choose, or are forced by circumstance, to sell in a weak market. Funds comprised of lesser companies will involve varying degrees of risk. As noted, the Torray Fund's policy is to invest at a fair price in the best businesses it can identify and to hold them indefinitely. In so doing, management believes that it can largely eliminate the Fund's overall exposure to business risks. The other forms of risk -- "systemic" and "market" should not worry investors unduly. "Systemic risk" denotes potential threats to the country's financial structure -- political upheaval, runaway inflation or economic collapse, for instance. Such events seem unlikely, and Torray Fund policies make no provision for defending against them. "Market risk," in plain English, is the chance that when you want to sell, you won't like the price. This experience is not unique to the stock market, as many homeowners, art collectors and others have discovered. In order to be successful, investors must accept the fact that although stocks of good companies rise over long periods, they can trade at virtually any price in the short run. Those who cannot tolerate fluctuations in the value of their investments should seriously consider avoiding common stocks and mutual funds that invest in them.


     The investment objective and policies described in this Prospectus may be changed without shareholder approval.


                               PORTFOLIO TURNOVER


     While the Fund does not intend to engage in short term trading, portfolio turnover is not a limiting factor with respect to investment decisions. For the fiscal years ended December 31, 1997, 1996, and 1995, the Fund's portfolio turnover rates were 11.72%, 20.95%, and 22.56%, respectively.



                            PERFORMANCE INFORMATION

     From time to time, the Fund may make available certain information about its performance. This information is based on the Fund's historical record and is not intended to indicate future performance. When the Fund makes available its total return, it will be calculated on an annualized basis for specified periods of time, and may be calculated for the period since the start of the Fund's operations. Total Return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the time period (assuming reinvestment of any dividends or capital gains distributions).


                               HOW TO BUY SHARES

     Shares of the Fund are continuously offered at net asset value, and there are no sales charges on purchases of Fund shares. The minimum initial investment is $10,000, and the minimum additional investment is $2,000.

Orders for the purchase of shares of the Fund are executed at the net asset value determined as of the next Valuation Time after receipt by the Fund's transfer agent of all required documentation and funds representing the amount of shares to be purchased. If payment for any shares requested to be purchased is not received by the Fund's transfer agent prior to the Valuation Time on a given day, the order will be effected at the Valuation Time on the following Business Day. Shares will be eligible to receive dividends beginning the following day. The Fund reserves the right to reject any order for the purchase of its shares in whole or in part and the Fund reserves the right to refuse to accept third party checks as payment for shares.


     In the case of an initial investment, shares of the Fund may be purchased by sending a check payable to "The Torray Fund," together with a completed Application to:


                                The Torray Fund
                    c/o First Data Investor Services Group
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903


     Shareholders should be aware that purchases and redemptions mailed to the Fund at its address in Bethesda, Md. will not be effected until received by the Fund's agent at the address(es) listed above.


     Subsequent purchases may be made by mailing a check payable to "The Torray
                                 Fund" to:


                                The Torray Fund
                                P.O. Box 412797
                          Kansas City, MO 64141-2797

     (Please put your account number on your check.)


     The Fund is also available through brokerage firms and other institutions. If you place your order through a broker-dealer, you may be charged a fee for its services. No such charge will be paid by an investor who purchases Fund shares directly from the Fund as described above.

     If you are interested in investing your IRA in the Fund, you will have to establish a Transfer IRA or a Rollover IRA. Please call the Fund at 1-800-443-3036 to request an IRA package.

     Shareholder inquiries may be directed to First Data Investor Services Group, 3200 Horizon Drive, King of Prussia, PA 19406 or by calling 1-800-626-9769.



                                 HOW TO REDEEM


     Shares may be redeemed in writing or, for shareholders who elect this privilege, by telephone. To redeem shares in writing, submit a written redemption request directly to: The Torray Fund, c/o First Data Investor Services Group, 3200 Horizon Drive, King of Prussia, PA 19406-0903. If the shareholder is a corporation, partnership, agent, fiduciary or surviving joint owner, additional documentation of a customary nature may be required. Where a shareholder has chosen the telephone redemption option, shares may be redeemed by telephone by calling toll-free 1-800-626-9769.

     The Fund, through its transfer agent, has established procedures designed to confirm the authenticity of telephonic instructions, which procedures include requiring callers to establish their personal identity and limiting the mailing of telephone redemption proceeds to the address or bank account set forth on the Account Application. Investors should understand that neither the Fund nor its transfer agent will be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Redemption proceeds wired to a designated account at a shareholder's request for amounts less than $10,000 will be reduced by a wire transfer fee (currently $10.00). Certain institutional clients will not be charged this wire redemption fee. Changes to the designated address or bank account must be made in writing and may be required to be accompanied by a signature guarantee from an eligible guarantor.

     Shares are redeemed at their net asset value next determined after a redemption request in good order has been received by the Fund's transfer agent. A request is deemed to be in good order if it has been signed by the account holder and is accompanied, where necessary, by a signature guarantee. Redemption proceeds will be mailed or wired to the redeeming shareholder within seven days, except where those shares have recently been purchased by personal check. In those cases, redemption proceeds may be withheld until the check has been collected, which may take up to fifteen days. To avoid such withholding, investors should purchase shares by certified or bank check.

     The Fund reserves the right to redeem, at net asset value, the shares of any shareholder if, because of redemptions by the shareholder, the account of such shareholder has a value of less than $10,000. Before the Fund exercises its right to redeem such shares, the shareholder will be given written notice of the proposed redemption and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $10,000.


                       HOW NET ASSET VALUE IS DETERMINED

     The net asset value per share of the Fund is determined once each day that the New York Stock Exchange is open (a "Business Day"), as of the close of the Exchange ("Valuation Time"). Portfolio securities for which market quotations are readily available are valued at market value. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding to produce the "net asset value" per share.


                                 DISTRIBUTIONS

     The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for as long as such qualification is in the best interests of its shareholders. In keeping with Code requirements regarding regulated investment companies, the Fund pays out as dividends substantially all of its net investment income (which comes from dividends and interest it receives from its investments) and net realized capital gains.

     All dividends and/or distributions will be reinvested in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. The Fund declares and pays dividends out of investment income quarterly, and distributes net realized capital gains annually. Dividends and capital gains distributions may be declared more or less frequently at the discretion of the Trustees.


                              FEDERAL INCOME TAXES

     Dividends and short-term capital gains distributions of the Fund are taxable to shareholders as ordinary income. Distributions of any long-term capital gains are taxable to shareholders as such, regardless of how long a shareholder may have owned shares in the Fund. Shareholders should consult their tax advisors as to the application of state and local income tax laws to Fund dividends and capital gain distributions.

     In order to avoid a 4% excise tax on undistributed income, the Code requires the Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each December 31 and not previously distributed.


     Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions. A dividend paid to a shareholder by the Fund in January of a year generally is deemed to have been paid by the Fund and received by shareholders on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.



                             MANAGEMENT OF THE FUND


     The Fund is managed by The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817 (the "Manager"), which provides investment advisory and portfolio management services pursuant to a Management Agreement dated November 16, 1990. The Manager also provides executive and other personnel for management of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, the Trustees supervise the affairs of the Fund as conducted by the Manager. The Manager was formed in 1990 to serve as the investment advisor to the Fund. Robert E. Torray, President of the Manager and Portfolio Manager of the Fund, owns approximately 64% of the outstanding voting securities of the Manager, and has over 36 years of investment experience. Mr. Torray also owns 80 percent of the outstanding voting securities of Robert E. Torray & Co., Inc., a registered investment advisor which has been in the investment advisory business for 26 years.

     For investment advisory and management services provided to the Fund, the Manager receives a fee, computed daily and payable quarterly, at the annual rate of one percent of the Fund's daily net assets. The Manager received 1.00% of the Fund's average daily net assets for the fiscal year ended December 31, 1997.



                  ORGANIZATION AND CAPITALIZATION OF THE FUND

     The Fund was established in 1990 as a business trust under Massachusetts law. The Fund has an unlimited authorized number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares. These shares are entitled to vote at any meetings of shareholders. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved certain contracts under which certain companies provide essential management services to the Trust. Shareholders may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. The Manager controls the word "Torray" in the Fund's name and, if it should cease to be the Fund's investment advisor, the Fund may be required to change its name.

NEW ACCOUNT INSTRUCTIONS: For The Torray Fund ("Fund")

--------------------------------------------------------------------------------


Please call the Fund toll free at 1-(800)-626-9769 if you have any questions while filling out this application.

1 Type of Account. An account can be registered as only one of the following:


[ ] individual
[ ] joint tenants
                                      Supply the Social
[ ] a custodial account               Security number of
      under the Uniform     ----      the registered
      Gifts or Uniform                account owner.
      Transfers to
      Minors Act



[ ] a trust (i.e.,
      retirement plans)               Supply the
                                      Taxpayer
                            ----      Identification
[ ] a corporation                     number of the legal
      partnership,                    entity.
      organization,
      fiduciary, etc.



[ ] Individual
      Retirement Account    ----      See the IRA
      (IRA)                           package.



Please check the box in Section 1 that corresponds with the type of account you are opening and fill in the required information exactly as you wish it to appear on the account.


Trading Authorization. If you desire to have a party(s) other than the registered account owner have access to your account(s) or transact business on your account(s), you must file a Trading Authorization with the Fund's transfer agent. Other parties may include spouses, relatives, business officers, trust officers, financial planners, tax advisors, etc. Call the Fund's transfer agent to ask for a "Trading Authorization."


Corporate/Trust Resolution. Corporations are required to furnish a Corporate Resolution. Trusts are required to furnish a Trust Resolution.


Trusts, fiduciaries, partnerships, and other business entities may be required to furnish other documentation (e.g., a "Trust Authorization") to authorize redemptions. Call the Fund's transfer agent to ask for the appropriate documentation.


2 Your Mailing Address. Please complete all information in Section 2 requested as it is required to open your account.

3 Your Initial Investment. The amount of your check(s) must meet the minimum $10,000 initial investment.

4 Receiving Your Dividends and Capital Gains. Dividends and capital gains distributions will be automatically paid in Fund shares unless the Shareholder elects to receive distributions by check by marking the box in Section 4.


5 Telephone Redemptions. If you elect telephone redemptions, the Fund's transfer agent will be authorized to act upon telephone instructions from you, or from any person authorized to act on your behalf, without a signature guarantee, to redeem shares of the Fund in accordance with the terms of the Fund's Prospectus and Statement of Additional Information as in effect from time to time. In electing this feature, you also agree that the Fund and the Fund's transfer agent shall not have any liability for acting upon instructions which they reasonably believe to be genuine.


6 Your Signature(s). Please be sure to sign this application. If the account is registered in the name of:

[ ] an individual, the individual should sign

[ ] joint tenants, both should sign


[ ] a trustee or other fiduciary, the fiduciary(s) must indicate capacity (If you are establishing a trust account and want to authorize redemptions, you must file a "Trust Resolution" with the Fund's transfer agent as stipulated in Section 1 under "Trust Resolution.")

[ ] a corporation or other organization, an officer must sign and indicate capacity. (If you are establishing a corporate account and want to authorize redemptions, you must file a "Corporate Resolution" with the Fund's transfer agent as stipulated in Section 1 under "Corporate Resolution.")

                     [This Page Intentionally Left Blank]

                  NEW ACCOUNT APPLICATION FOR THE TORRAY FUND

                DO NOT USE THIS APPLICATION FOR AN IRA ACCOUNT
                    PLEASE SEE THE ENCLOSED IRA INFORMATION
--------------------------------------------------------------------------------

                                                           [ ] Gift/Transfer    [ ] Trust (i.e.,   [ ] Corporation, Partnership
1   Type of Account   [ ] Individual   [ ] Joint Tenants       to a Minor      retirement plans)          or Other Entity
    (check one)         Complete A       Complete A & B        Complete C          Complete D               Complete E
                           only                                   only                only                     only

--------------------------------------------------------------------------------
A                                           --    --            --    --

     ------------------------------- --------------------- --------------------

   First Name, Middle Initial,      Social Security Number    Birthdate
            Last Name                                        (mm-dd-yy)

                                   Required to open your account
                                   -----------------------------



B                                          --    --               --    --
     ------------------------------- --------------------- --------------------

   First Name, Middle Initial,      Social Security Number      Birthdate
           Last Name                                           (mm-dd-yy)

                                   Required to open your account
                                   -----------------------------


     Joint Tenants will have rights of survivorship unless otherwise specified.
--------------------------------------------------------------------------------
C -------------------------------   as custodian for ---------------------------
   Custodian's Name (only one permitted)             Minor's Name (only one
                     ------------------                           permitted)
                                                                  ---------



   under the [ ][ ] Uniform Gifts/Transfers to Minors Act     --    --
                            -----
        --    --

     State    (Circle One)        -----------------   -----------------
                                         Minor's Social Security Number
                                         Minor's Birthday
                                         Required to open the account
                                         ----------------------------
                                         Required to open the account
                                         ----------------------------

--------------------------------------------------------------------------------
D ------------------------------- ------------------------------------------

   Name of Trustee             Name of Trust

                                   --
     ------------------------------- ---------------------
  ---------------------
   Name of Second Trustee (if any)        Date of Trust (mm-dd-yy)
                                    Taxpayer Identification Number

                                    Required to open your account    Required
                                    -----------------------------    --------
  to open your account
  --------------------

--------------------------------------------------------------------------------
E                       --

     ------------------------------- ---------------------
   Name of Corporation or other entity. If other entity,
   please specify type in the space below, e.g.,   Taxpayer Identification
   partnership, club, etc.                         Required to open your account
                                                 -----------------------------




   BUSINESS TYPE:-------------------   Additional forms, such as a Corporate
                                    Resolution, are required to authorize
                                    redemptions and add account features. See
   Application Instructions.
--------------------------------------------------------------------------------
2 Your Mailing Address




     -------------------------------        -------------------------------
     Street address and Apartment            Area Code Business Telephone
         number or Box number                          Number

     -------------------------------        -------------------------------
                                            Area Code Home Telephone Number


 -------------------------------
 City         State  Zip Code    I am a citizen of  [ ] U.S. [ ] Other ---------



 -------  State of residence if different from mailing address
  State
--------------------------------------------------------------------------------
                                              (Please complete the reverse side)

--------------------------------------------------------------------------------
3 Your Initial Investment ($10,000 minimum).


     [ ] I have enclosed a check (do not send cash) made payable to The Torray Fund for $ -----------------------
--------------------------------------------------------------------------------
4 Receiving Your Dividends and Capital Gains. If not completed, Option A will be assigned.

 A [ ] I would like all dividends and capital gains reinvested in the Fund.
 B [ ] I would like all dividends and capital gains paid to me in cash.
 C [ ] Dividend Income Paid by check and capital gains reinvested.
--------------------------------------------------------------------------------

5 Telephone Redemptions. See Instructions. If not completed, Option A will be assigned.

A [ ] I do not authorize telephone redemptions.        B [ ]  I do authorize
telephone redemptions.

Proceeds of redemption requests are paid by check and mailed to the address of record or wired to your bank account. I (we) authorize First Data Investor Services Group, Inc. to act upon instructions received from me (us) to redeem shares. Neither the Fund nor First Data Investor Services Group, Inc. will be liable for properly acting upon instructions believed to be genuine.

If you want to authorize to wire redemptions directly to your bank account please attach a voided check and complete below. (See "How to Redeem" on Page 6 for wire charges)

        Bank Name     Branch Office (if applicable)


              -----------------------------------------------------------------


              Bank Address  City  State                      Zip Code



              -----------------------------------------------------------------

              Bank Wire Routing Number                      Bank Account Number



              -----------------------------------------------------------------

--------------------------------------------------------------------------------
6 Your Signature(s). All registered owners or legal representative(s) must sign this section before we can open your account.



I (we) am (are) of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither the Fund nor Torray is a bank and Fund shares are not backed or guaranteed by any bank or insured by the FDIC; (b) I (we) hereby ratify any instructions given on this account and any account into which I (we) exchange relating to Items 1-5 and agree that neither the Fund nor Torray will be liable for any loss, cost or expense for acting upon such instructions (by telephone or writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; and
(c) it is my (our) responsibility to read the Prospectus.



 TAXPAYER IDENTIFICATION NUMBER CERTIFICATION: As required by federal law, I
 (we) certify under penalty of perjury (1) that the Social Security Number ("SSN") or Taxpayer Identification Number ("TIN") provided above is correct and (2) that the IRS has never notified me (us) that I (we) am (are) subject to backup withholding due to notified payee underreporting, or has notified me
 (us) that I (we) am (are) no longer subject to such backup withholding. (Note:
 If any or all of Part (2) of this sentence is not true in your case, please strike out that part before signing.) If I (we) fail to furnish my (our) correct SSN or TIN, I (we) may be subject to a penalty of $50 for each failure and my (our) account(s) may be subject to backup withholding on distribution and redemption proceeds.


THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.



Signature: -------------------------------  Date -----------
                                                     --------------------------
                                                      Citizenship (if not U.S.)







Signature: -------------------------------  Date -----------
                                                     --------------------------
                                                      Citizenship (if not U.S.)









--------------------------------------------------------------------------------

For further information, contact the Fund toll free at 1-(800)-626-9769. Mail your completed application to First Data Investor Services Group, 3200 Horizon Drive, King of Prussia, PA 19406-0903.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

                              INVESTMENT MANAGER


                            The Torray Corporation
                        6610 Rockledge Drive, Suite 450
                              Bethesda, MD 20817



                                 LEGAL COUNSEL


                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                            Washington, D.C. 20036


                             INDEPENDENT AUDITORS



                       Briggs, Bunting, & Dougherty, LLP
                          Two Logan Square Suite 2121
                              18th & Arch Streets
                          Philadelphia, PA 19103-4901



                                   CUSTODIAN



                             United Missouri Bank
                                928 Grand Blvd.
                          Kansas City, MO 64141-6226



                                TRANSFER AGENT



                      First Data Investor Services Group
                                P.O. Box 61503
                              3200 Horizon Drive
                         King of Prussia, PA 19406-0903

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund. This Prospectus does not constitute an offer by the fund in any jurisdiction in which such offering may not lawfully be made.




                     -------------------------------------
                               TABLE OF CONTENTS



                                                Page
                                              --------
Schedule of Fees ..........................       2
Financial Highlights ......................       3
Investment Objective, Policies
   and Risk Factors .......................       4
Portfolio Turnover ........................       5
Performance Information ...................       5
How to Buy Shares .........................       5
How to Redeem .............................       6
How Net Asset Value is Determined .........       7
Distributions .............................       7
Federal Income Taxes ......................       7
Management of the Fund ....................       8
Organization and Capitalization
   of the Fund ............................       8
New Account Instructions ..................       9
New Account Application ...................   11-12


                                The Torray Fund



                        -------------------------------
                                  PROSPECTUS
                        -------------------------------

                                 April 30, 1998


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 THE TORRAY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 1998










This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1998 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing The Torray Corporation, 6610 Rockledge Drive, Bethesda, Maryland 20817, or by telephoning toll free at 1-800-443-3036.

----------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------------------

                                                                 Page


INVESTMENT OBJECTIVE AND POLICIES......................................3

NOTE ON SHAREHOLDER APPROVAL...........................................3

INVESTMENT RESTRICTIONS................................................3

HOW TO REDEEM..........................................................6

HOW NET ASSET VALUE IS DETERMINED......................................7

CALCULATION OF RETURN..................................................8

PERFORMANCE COMPARISONS................................................9

DISTRIBUTIONS..........................................................9

TAXES    ..............................................................9

MANAGEMENT OF THE FUND................................................11

OTHER SERVICES........................................................15

PORTFOLIO TRANSACTIONS................................................16

ORGANIZATION AND CAPITALIZATION OF THE FUND...........................18

SHAREHOLDER LIABILITY.................................................19

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective and policies of The Torray Fund (the "Fund") are summarized on the front page of the Prospectus and in the text of the Prospectus following the caption "Investment Objective and Policies." There is no assurance that the Fund's objective will be achieved.

         This Statement contains certain additional information about the objective and policies, including "miscellaneous investment practices" in which the Fund may engage.


         U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Portfolio Transactions - Brokerage and Research Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.


         NOTE ON SHAREHOLDER APPROVAL

         The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.


INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

                  (1) Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

                  (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

                  (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                  (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

                  (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (6) Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

                  (7) Purchase or sell commodities or commodity contracts, including future contracts.

                  (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

                  (9) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S.
         government or its agencies or instrumentalities.

                  (10) Acquire more than 10% of the voting securities of any issuer.

                  (11) Concentrate more than 25% of the value of its total assets in any one industry.

         It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

                  (1) Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

                  (2) Write (sell) or purchase options.

                  (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

                  (4) Make investments for the purpose of gaining control of a company's management.

         All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

HOW TO REDEEM

         The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

         The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

         It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

         The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $10,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.


HOW NET ASSET VALUE IS DETERMINED

         As described in the text of the Prospectus following the caption "How Net Asset Value is Determined," the net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported -- and in the case of certain securities traded over-the-counter -- the last reported bid price.

         As described in the Prospectus, certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.


CALCULATION OF RETURN

         As summarized in the Prospectus under the heading "Performance Information," Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.

         The average annual total return for the Fund from commencement of investment operations (December 31, 1990) through December 31, 1997 was 22.79%, and the Fund's average annual total return for the one-year and five-year periods ended December 31, 1997 was 37.12% and 23.73% respectively.

PERFORMANCE COMPARISONS

         The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.


DISTRIBUTIONS

         Distributions from Net Investment Income. As described in the Prospectus under the caption "Distributions," the Fund pays out substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

         Distributions of Capital Gains. As described in the Prospectus, the Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.


TAXES

         The tax status of the Fund and the distributions which it intends to make are summarized in the text of the Prospectus immediately following the caption "Taxes." All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders as described in the Prospectus, and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend even though, economically, it represents a return of capital, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of

Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

         The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

         In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

         It is expected that at least some of the distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

         Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

         The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

         The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.


MANAGEMENT OF THE FUND

         Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

         Professor Frederick Amling (DOB 12/23/26), Trustee of the Fund. Professor of Finance, The George Washington University; President, Frederick Amling & Associates (computer investment programs); President, Amling & Company, Inc. (financial advisors).

         Robert P. Moltz (DOB 10/03/47), Trustee of the Fund.
         President and Chief Executive Officer, Weaver Bros.
         Insurance Associates, Inc. (insurance).

         Professor Roy A. Schotland (DOB 03/18/33), Trustee of the Fund. Professor of Law, Georgetown University Law Center; Director, Custodial Trust Company (banking). Director, Croft Funds Corporation (open-end management investment company).

         Wayne H. Shaner (DOB 08/23/47), Trustee of the Fund. Vice President, Investments, Lockheed Martin Corporation; Member, Investment Committee, Maryland State Retirement System.

         Bruce C. Ellis (DOB 07/26/44), Trustee of the Fund. Chairman, Transmedia Sports & Leisure USA Inc.; Director Shepards Foundation (charity); since 1992, Director, Rushmore/Cappiello Fund (investment company) and Rushmore Funds (investment companies).

* William M Lane (DOB 05/21/50), Chairman of the Board of Trustees, President, and Secretary of the Fund. Vice President, Robert E. Torray & Co., Inc.; Vice President and Secretary, The Torray Corporation; Secretary and Treasurer, Birmingham Capital Management Co., Inc.

         Douglas C. Eby (DOB 07/28/59), Vice President and Treasurer of the Fund. Since April 1992, President, Robert E. Torray & Co., Inc.; Assistant Treasurer, The Torray Corporation. Through April, 1992, Vice President and Portfolio Manager of Foxhall Investment Management (investment advisor).

-----------------------------------
* Mr. Lane is an "interested person" of the Fund under the Investment Company Act of 1940.

         The mailing address of the officers and Trustees is c/o the Fund, 6610 Rockledge Drive, Bethesda, Maryland 20817.

         The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Each Trustee who is not an "interested person" of the Fund receives an annual fee of $5,000, plus $500 for each Trustees' meeting attended. The salaries and expenses of each of the Fund's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.


         The following table exhibits Trustee Compensation for the fiscal year ended December 31, 1997.



       Name of                   Aggregate                 Pension or             Estimated
       Person,               Compensation From             Retirement              Annual
       Position              Registrant for the             Benefits            Benefits Upon
                             Fiscal Year Ended             Accrued as            Retirement
                             December 31, 1997            Part of Fund
                                                            Expenses
Frederick                          $2,850                      -0-                   -0-
Amling
Robert P.                          $2,850                      -0-                   -0-
Moltz
Roy A.                             $2,850                      -0-                   -0-
Schotland
Wayne H.                           $2,850                      -0-                   -0-
Shaner
Bruce C. Ellis                     $2,850                      -0-                   -0-



         As of April 15, 1998 , the Trustees, officers, and affiliated persons of the Fund, as a group, owned 703,659 shares (2.025%) of the Fund.

         The Manager. Under a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objective, policies and restrictions.

         Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Portfolio Transactions -Brokerage and Research Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

         The Manager's compensation under the Management Agreement is subject to reduction to the extent that in any year the expenses of the Fund exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdic tion in which shares of such Fund are qualified for offer and sale. The term "expenses" is subject to interpretation by each of such jurisdictions, and, generally speaking, excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. As of this date, shares are not sold in any state which imposes such a restriction. The Manager received the following compensation for the fiscal years indicated:


                    Advisory Fees Paid
       1995               1996                 1997
    $313,512            $732,902           $3,446,533


         The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days' notice by the Manager to the Fund. In the event the Manager ceases to be the manager of the

Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.

         As  described  in  the  text  of  the  Prospectus   under  the  caption
"Management of the Fund," the Fund pays, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund's shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.

         The Management Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         The Manager is a Maryland corporation organized in 1990. Approximately sixty-four percent (64%) of the outstanding voting shares of the Manager is owned by Robert E. Torray.


OTHER SERVICES

         Custodial Arrangements. United Missouri Bank ("UMB"), 928 Grand Blvd., Kansas City, MO 64141, is the custodian for the Fund. As such, UMB holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, UMB receives and delivers cash and securities of the Fund in connection with the Fund transactions and collects all dividends and other distributions made with respect to the Fund's portfolio securities. UMB also maintains certain accounts and records of the Fund.

Transfer and Shareholder Servicing Agent. First Data Investor Services Group, 3200 Horizon Drive, King of Prussia, PA 19406- 0903 serves as transfer agent and shareholder servicing agent to the Fund pursuant to a Transfer Agent Service Agreement (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, First Data Investor Services Group has agreed to (i) issue and redeem Shares of the Fund; (ii) provide shareholder services which includes responding to Shareholder correspondence and inquiries; (iii) maintain Shareholder accounts and certain subaccounts; and (iv) prepare periodic reports to the Fund's officers and/or Board of Trustees. The Transfer Agent received $140,797 in fees for the fiscal year ended December 31, 1997.

Certified Public Accountants. The Fund's independent public accountants are Briggs, Bunting & Dougherty, LLP. Briggs, Bunting & Dougherty, LLP conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

PORTFOLIO TRANSACTIONS

         Brokerage and Research Services. Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets or in the case of gold bullion but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

         Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

         The total brokerage commissions paid for the fiscal year ended December 31, 1995, 1996, and 1997 were $64,932, $160,089, and $757,611.00 respectively.


ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. A copy of the Agreement and Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust's fiscal year ends on December 31 of each year.

         As described in the text of the Prospectus following the caption "Organization and Capitalization of the Fund," shares of the Fund are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing Trustees, except insofar as elections are required under the 1940 Act in the event that (i) less than a majority of the Trustees have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the Trustees have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders. In addition, the Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fund and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares of the Fund at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, each Trustee shall continue to hold office and may appoint his successor.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

         The financial statements for the fiscal year ended December 31, 1997 including notes thereto and the report thereon of Briggs, Bunting & Dougherty, LLP are herein incorporated by reference. A copy of the 1997 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                 THE TORRAY FUND

                   POST-EFFECTIVE AMENDMENT NO. 8 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits.

         (a)      Part A        Financial Highlights
                  Part B        The following audited financial statements as
                                of December 31, 1997 and the report of Briggs, Bunting, & Dougherty, LLP January 16, 1998 are hereby incorporated by reference to the Statement of Additional Information from Form
                                N-30D, the Annual Report of Shareholders, as filed with the Securities and Exchange
                                Commission on February 13, 1998 with Accession
                                Number 0000916641-98-000121.
                                Schedule of Investments
                                Statements of Assets and Liabilities
                                Statement of Operations
                                Statement of Changes in Net Assets
                                Financial Highlights
                                Notes to Financial Highlights

         (b)      Exhibits

                  (1) Agreement and Declaration of Trust as filed as Exhibit (1) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (2) By-Laws as filed as Exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A, as filed April 24, 1990, are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (3)           Inapplicable

                  (4)           Inapplicable

                  (5) Management Contract with The Torray Corporation ("Torray") as filed as Exhibit (5) to PreEffective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (6)           Inapplicable

                  (7)           Inapplicable

                  (8)(a) Custodian Agreement between Registrant and Sovran Bank/Maryland as filed as Exhibit (8) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (8)(b) Custodian Agreement between Registrant and Rushmore Trust and Savings, FSB as filed as Exhibit (8)(b) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed April 29, 1994, is incorporated by reference to exhibit (8)(b) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (8) (c) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc.(First Data Investors Services Group) is filed herewith

                  (9) Transfer Agency and Shareholder Service Agreement between Registrant and Torray as filed as Exhibit (9) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (9) (a) Transfer Agent Services Agreement dated September 20, 1996 between Registrant and FPS Services, Inc. (First Data Investors Services Group) is filed herewith

                  (10) Opinion and Consent of Morgan, Lewis & Bockius LLP as to legality of the securities being registered is incorporated by reference to the Registrant's 24f-2 Notice on February 26, 1997)

                  (11)(a) Consent of Briggs, Bunting & Dougherty LLP is filed herewith

                  (11)(b) Consent of Johnson Lambert & Co., Independent Accountants, is filed herewith

                  (12)          Inapplicable

                  (13)          Purchase Agreement between Registrant and Robert
                                E.   Torray   as  filed  as   Exhibit   (13)  to
                                Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (14)          Inapplicable

                  (15)          Inapplicable

                  (16)          Performance  Calculations  as filed  as  Exhibit
                                (16) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed on March 6, 1992, are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6, as filed on April 30, 1996

                  (17)          Financial Data Schedule is filed herewith

                  (24)          Powers of Attorney for Robert Moltz, Bruce C.
                                Ellis, Roy Shotland, Wayne Shaner are filed herewith

Item 25.          Persons Controlled by or under Common Control with
                  Registrant.

                  None.

Item 26.          Number of Holders Securities.

                  As of April 15, 1998, there were 16,437 record holders of securities of the Registrant.

Item 27.          Indemnification.

                  Article VIII of the Registrant's Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Advisor.

         (a) Registrant's investment advisor is The Torray Corporation, a Maryland corporation ("Torray"), which was organized in 1990. The principal place of business of Torray is 6610 Rockledge Drive, Bethesda, Maryland 20817. The only business in which Torray currently engages is that of investment advisor and administrator to the Registrant and other investment companies that Torray may sponsor in the future. Information pertaining to business and other connections of the investment advisor is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Management of the Fund."

         (b) The business, profession, vocation or employment of a substantial nature in which each director and officer of Torray is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or Trustee is as follows:

Name                                Name of Company and Capacity Therewith

Robert E. Torray                Chairman of the Board, Robert E. Torray &
                                Co., Inc. (investment advice); President and
                                Chairman of the Board of Directors, The
                                Torray Corporation; Chairman, Birmingham
                                Capital Management Co., Inc. (investment advice);

Douglas C. Eby                  President, Robert E. Torray & Co. Inc.;
                                Assistant Treasurer, The Torray Corporation.

William M Lane                  Vice President, Robert E. Torray & Co. Inc.;
                                Vice President and Secretary, The Torray
                                Corporation; Secretary and Treasurer,
                                Birmingham Capital Management Co., Inc.;


Item 29.          Principal Underwriters.

                  None

Item 30.          Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant's Transfer Agent, First Data Investor Services Group, P.O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406-0903 (transfer agency and shareholder records), the offices of Registrant's manager, The Torray Corporation, 6610 Rockledge Drive, Bethesda, MD 20817, at the offices of the Registrant's Custodian, United Missouri Bank, 928 Grand Blvd., Kansas City, MO 64141-6226 (journals, ledgers, receipts, and brokerage orders), or at the offices of Morgan, Lewis & Bockius LLP, counsel to the Registrant, 1800 M Street, N.W., Washington, D.C. 20036 (minute books and declaration of trust).


Item 31.          Management Services.

                  Not applicable.

Item 32.          Undertakings.

                  The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest annual report to shareholders, upon request and without charge.

                                     Notice

                  A copy of the Agreement and Declaration of Trust of The Torray Fund is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to be signed on behalf of the undersigned, thereto duly authorized, in the City of Bethesda and State of Maryland, on the 28th day of April, 1998.

                                     THE TORRAY FUND

                                     By: /s/ William M. Lane
                                        ---------------------------
                                        William M Lane, President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature                       Title                     Date

    *                           Trustee              April 28,1998
------------------------
Frederick Amling

    *                           Trustee              April 28,1998
------------------------
Robert P. Moltz

    *                           Trustee              April 28,1998
------------------------
Roy Schotland

/s/ William M. Lane             Trustee              April 28,1998
------------------------        President
William M Lane                  Principal
                                Financial
                                Officer


    *                           Trustee              April 28,1998
------------------------
Bruce Ellis

    *                           Trustee              April 28,1998
------------------------
Wayne Shaner

* By: /s/ William M. Lane
     ------------------------
          William M Lane
          Attorney-in-Fact

                                  EXHIBIT INDEX


(1)               Agreement and Declaration of Trust as filed as Exhibit
                  (1) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(2) By-Laws as filed as Exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A, as filed April 24, 1990, are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(3)               Inapplicable

(4)               Inapplicable

(5) Management Contract with The Torray Corporation ("Torray") as filed as Exhibit (5) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(6)               Inapplicable

(7)               Inapplicable

(8)(a) Custodian Agreement between Registrant and Sovran Bank/Maryland as filed as Exhibit (8) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (8) to PostEffective Amendment No. 6, as filed on April 30, 1996

(8)(b) Custodian Agreement between Registrant and Rushmore Trust and Savings, FSB as filed as Exhibit (8)(b) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A, filed April 29, 1994, is incorporated by reference to exhibit (8)(b) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(8) (c) Custody Administration and Agency Agreement between Registrant and FPS Services, Inc. is filed herewith.

(9) Transfer Agency and Shareholder Service Agreement between Registrant and Torray as filed as Exhibit (9) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 6, as filed on April 30, 1996

(9) (a) Transfer Agent Services Agreement dated September 20, 1996 between Registrant and FPS Services, Inc. (now First Data) is filed herewith

(10) Opinion and Consent of Morgan, Lewis & Bockius LLP as to legality of the securities being registered (filed with Rule 24f-2 Notice on February 26, 1997)

(11)(a)           Consent of Briggs, Bunting & Dougherty LLP is filed herewith

(11)(b) Consent of Johnson Lambert & Co., Independent Accountants, is filed herewith

(12)              Inapplicable

(13) Purchase Agreement between Registrant and Robert E. Torray as filed as Exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to Exhibit
                  (13) to Post- Effective Amendment No. 6, as filed on April 30, 1996

(14)              Inapplicable

(15)              Inapplicable

(16) Performance Calculations as filed as Exhibit (16) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed on March 6, 1992, are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6, as filed on April 30, 1996

(24) Powers of Attorney for Robert Moltz, Bruce C. Ellis, Roy Shotland, Wayne Shaner are filed herewith

(27)              Financial Data Schedule is filed herewith